Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Related Parties [Abstract]
Schedule of Balances and Transactions with Related Parties	Reported in the accompanying consolidated balance sheets -
	December 31,
(in thousands)	2024	2023
Current Liabilities - Accounts payable trade	$-	$25
Current Liabilities - Accrued expenses	$-	$23

	Year ended December 31,
(in thousands)	2024	2023	2022
R&D services	$26	$862	$1,322